PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	As of September 30,
	2025	2024
Buildings	$5,802,420	$5,886,262
Machinery	8,826,527	8,446,168
Furniture, fixtures and equipment	671,539	647,880
Motor vehicles	464,794	471,510
Total property plant and equipment, at cost	15,765,280	15,451,820
Less: accumulated depreciation	(7,960,475)	(7,347,486)
	7,804,805	8,104,335
Construction in progress (“CIP”)	1,591	—
Property, plant and equipment, net	$7,806,396	$8,104,335